Document and Entity Information shares in Millions	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	AMX
Entity Registrant Name	AMERICA MOVIL SAB DE CV/
Entity Central Index Key	0001129137
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
AA Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,602
A Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	567
L Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	44,887